Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Line Items]
Income tax provision	$ 0	$ 0	$ 1	$ 1
Property, plant and equipment, useful life			5 years
Asset impairments			$ 1,185	10
Money Market Funds [Member]
Accounting Policies [Line Items]
Money market funds	84,810		52,301	2,470
Unrealized gains or losses on securities	$ 0		$ 0	$ 0